UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               --------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 800-463-6670
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2006
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




    KALMAR
    POOLED
INVESTMENT
     TRUST
==========




                                [GRAPHIC OMITTED]




                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2006
                                                                     (UNAUDITED)


      --------------------------------------------------------------------
       This report has been prepared for the general information of Kalmar
         Pooled Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Investors are reminded to read the prospectus carefully before investing or sending money.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                          REPORT FROM MANAGEMENT
                                                                   JULY 26, 2006


DEAR FELLOW SHAREHOLDERS AND FRIENDS:

There was a considerable amount of irony and turbulence in the US stock market during the First Half of 2006. Remember this IS the stock market after all, so one shouldn't really be surprised at such turns of events. But what exactly are we talking about?

Consider some of the differences in how the market acted between the First and the Second Quarters. In the First -- despite forecasts of economic slowing, rising interest rates and oil prices, as well as growing geopolitical jitters -- the market put on a strong start to the year. Indeed, US equities posted their best First Quarter since 1999 with the S&P 500, DJIA, and NASDAQ all hitting their highest levels in five years. And, conspicuously confounding market pundits who had predicted an end to Small Cap outperformance, Smaller stocks blistered out of the blocks to eclipse the returns of Larger stocks in one of their best First Quarters ever. Indeed, Smaller stocks outperformed the S&P 500 by almost two standard deviations more than average in outperforming quarters.

Then came the Second Quarter. Suddenly many of the same issues that might have concerned the market earlier exacerbated, and investor complacency turned to palpable worry. Starting in early-May the market suffered a prolonged hit through mid-June, before spasming up in one of the sharpest couple day moves in several years to end the quarter. Market volatility -- which had been notably benign for some time -- rose with a vengeance as stocks again fell sharply into mid-July. Definitely an unsettling period.


------------------------------------------------------------------------------------------------------------------
                                              2Q        SIX                  3 YEAR      5 YEAR   SINCE INCEPTION*
TOTAL RETURNS (%) AS OF 6/30/2006            2006     MONTHS     1 YEAR    ANNUALIZED  ANNUALIZED    ANNUALIZED
------------------------------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value" Small Cap Fund   (7.97)      2.00      8.70       14.83        7.57           9.99
------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth                         (7.25)      6.07     14.58       16.27        3.49           5.71
------------------------------------------------------------------------------------------------------------------
Russell 2000                                (5.02)      8.21     14.58       18.70        8.50           9.75
------------------------------------------------------------------------------------------------------------------
S&P 500                                     (1.46)      2.76      8.62       11.19        2.48           7.40
------------------------------------------------------------------------------------------------------------------
Nasdaq Composite                            (7.17)     (1.51)     5.60       10.21        0.10           6.30
------------------------------------------------------------------------------------------------------------------

* INCEPTION DATE - 4/11/97

THE PERFORMANCE  DATA QUOTED  REPRESENTS PAST  PERFORMANCE.  PAST  PERFORMANCE  DOES NOT GUARANTEE FUTURE RESULTS.
INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION,  SHARES MAY BE WORTH MORE OR LESS THAN
ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT
ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END.
------------------------------------------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


Escalating fears of rising inflation, interest rates, and oil prices stunting global growth kicked off the correction. It was then pushed into the more unpredictable geopolitical sphere by worse tensions with Iran, North Korea, and now full scale combat between Israel and Hezbollah. Mid-East conflict threatens to expand further and has already driven oil to new all time highs.

Both US and International stocks have been hit hard by these developments, with prior high flyers having the biggest setbacks, ranging from the heretofore red-hot Emerging Markets, to the Small Caps, to the commodity driven Materials & Processing and Producer Durables sectors. As expected in a turbulent correction, Large Cap stocks declined notably less than Small Caps and traditionally defensive sectors less than economically sensitive ones like Technology and Consumer Discretionary. Energy and Consumer Staples supported the equity indexes best.

Beyond these economically-related and geopolitical influences, let us examine other performance influences and their impact on the Kalmar "Growth-with-Value" Small Cap Fund itself. For the First Quarter, it was low priced, highest guesstimated growth rate, high beta, most expensive, low ROE quality and loss-making companies' stocks that led overall returns within the market. Such more speculative periods make it difficult for quality-oriented/ valuation-sensitive growth managers like Kalmar to outperform the benchmarks.

Then, in the Second Quarter quite the opposite performance influences came into play accompanying the sharp shift in market psychology. Value stocks beat Growth stocks by declining less and the cheapest, slow growth, defensive, and generally higher quality names came to the fore. As the strength of the economic outlook was called into question by investors and the opportunity for company success was perceived to diminish, faster expected growth companies -- where Kalmar focuses -- declined the most. The indiscriminate nature of some of that selling carried the good down with the bad, so to speak, with Kalmar definitely suffering from that as well.

Meanwhile, there was another ironic turn. When better quality companies' stocks outperform, Kalmar is typically helped by this influence -- unless such periods happen to coincide with times of significant potential change in the macro environment. Then, the longer term objectives behind the Fund's holdings can conflict with sudden changes in market psychology, leaving us temporarily out of sync with sector rotation. That impacted our Second Quarter results as well. Though, as Kalmar's historical track record demonstrates, fortunately the strong fundamentals of the good growth companies we own should be expected to win out versus the market in the longer term.

SECTORAL PERFORMANCE ATTRIBUTION. (REMEMBER THAT KALMAR DOES NOT INVEST TOP-DOWN SECTORALLY.)

Because of proximity in time and since it was a more challenging period, our sectoral attribution commentary will focus on the Second Quarter. It was a tough one in that only three economic sectors produced positive return, namely Energy, Consumer Staples, and Utilities. The common theme was that the "growthier" groups were the hardest hit, led down by Technology, Health Care, and Consumer Discretionary in that order.

     Sectoral Detracting Influences Relative to the Russell 2000 Growth Index:
     ------------------------------------------------------------------------

        -- CONSUMER DISCRETIONARY: This was by far the Fund's largest absolute and relative detractor as concern over consumer spending weighed on most sector names. Our holdings, which generally have expectations for high earnings growth, declined in aggregate 10.6% vs. 7.7% for the sector, on a

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


           meaningful overweight. Also in this sector, unlike many others recently, the highest quality companies' stocks declined the most. While no doubt a short term phenomenon, this hurt as well because of our quality focus.

        -- AUTOS & TRANSPORTATION: Though we have a small weighting here, one of our two holdings, UTI Worldwide, declined 20% during the quarter as it invested in infrastructure to enhance future growth, temporarily raising costs and dampening short term earnings. Overall, our few Transportation holdings declined 15% whereas the index sector constituents were temporarily much better, helped by strength in the Truckers. That strength seemed counter-intuitive to us, but lately they weakened too.

        -- PRODUCER DURABLES: A more modest drag on returns; a slight lag in our companies' performance relative to the corresponding sector was only partially offset by our underweight to this below average performing sector.

Sectoral Contributing Influences Relative to the Russell 2000 Growth Index:
--------------------------------------------------------------------------

        -- MATERIALS & PROCESSING: Our holdings in this sector, which are typified by legitimate growth companies that offer value-added products and services (versus the commodity-oriented businesses such as had driven returns in the First Quarter), held their value better by declining only 1% vs. 8.6% for the sector names.

        -- ENERGY: This was our best performing sector in absolute terms and our second best in relative terms, with our holdings gaining 7.7%, or almost double the return in the index sector, on a modest overweight.

        -- HEALTH  CARE:  Our  holdings  declined  slightly  less than the index sector constituents, while a meaningful underweight in this weaker performing sector also contributed to relative returns. Looked at year to date, Health Care was the Fund's largest relative contributing sector, with our holdings up about 6% versus approximately a 1% decline for the index stocks. Particularly successful business delivery on the part of the Fund's Health Care companies accounts for this success.


BEST AND WORST STOCKS, PORTFOLIO ACTIVITY.

Given the very small number of rising sectors in the Second Quarter, more of our best performers came from one area, namely Energy, than is the typical experience for the Kalmar Fund's well diversified portfolio. Parallel Petroleum1 (exploration and production) and Core Laboratories2 (reservoir engineering) are cases in point. Kalmar's biggest ups and downs in any quarter are normally driven by either markedly positive business developments or operational disappointments. The latter was the case for SRA International3 (government professional services), which reported quarterly profit growth that unexpectedly halved to only 16%, temporarily making it one of our biggest downers. Because of ongoing confidence in SRA's management and its successful business model, we used this decline to opportunistically boost our SRA position.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


We initiated 9 new positions during the Second Quarter for the Fund. Examples include: Concur Technologies4 ($480 million market cap), a high recurring revenue provider of software solutions that automate the reporting and management of corporate travel and entertainment expenses, from bookings to expense analytics. Hub International5 ($900 million market cap), a rapidly growing North American insurance broker employing both an organic and acquisition growth strategy which complement each other impressively. And Aaron Rents6 ($1.25 billion market cap), the fastest growth "Rent-to-Own" company with a differentiated, more-consumer-friendly contract structure.

In addition to these new purchases, we added to 14 positions where our research gives us incremental confidence, made partial defensive sales or took "peel the onion" profit harvest from 5 stocks, and sold 7 holdings altogether. The outright sales were made to substitute higher potential holdings for lower, or where growth was compromised and, hence, stock risk had increased.

INVESTMENT OUTLOOK:

Our April 21st Fund letter voiced concern about short term stock prices and potentially rising market volatility, while maintaining a reasonably sanguine view for the balance of the year overall -- with the proviso that geopolitical events not intervene. Escalation in the latter, sadly, is exactly what has increasingly frightened investors -- and of course is largely outside the realm of "normal" forecasts.

Recognizing the imprecision of forecasts such as these -- and hoping that geopolitical disruption diminishes from here -- KALMAR'S BIG PICTURE OUTLOOK represents a logical evolution of our prior views and envisages that:

     -- Despite high energy prices and slowly rising world interest rates, the global economy should stay healthy, with ongoing improving balance -- though spiking oil prices could be a spoiler.

     -- The US economy has, and is, slowing but should maintain acceptable resilience and forward momentum -- despite a consumeR that is evidently pressured.

     -- US inflation and interest rates may gradually rise, but not in crippling fashion; nor should reduced global liquidity pose a serious problem.

     -- The corporate earnings growth outlook, while slowing, remains healthy also; with current market fears probably overdone.

     -- Potentially allowing US equity returns to reassume a positive track within a volatile range in the Second Half, producing a "decent" year-- if the Federal Reserve and geopolitics cooperate.

Within such a Big Picture view, OUR CURRENT OUTLOOK AND STRATEGY FOR SMALL CAP INVESTMENT is that:

     -- While after 7 years the Small Cap outperformance cycle may be ending, smaller company market returns can stay competitive; with relative earnings strength probably being more determinative in that than relative valuations.

     -- Unlike earlier this year, widening credit spreads and a more challenging
        corporate   earnings   environment  should  now  favor  higher  quality,
        legitimate growth businesses over Value stocks.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONTINUED


     -- Similarly, with the relative performance and valuations of Small Value stocks very extended versus Small Growth, that should give Small Growth stocks additional help as well.

     -- Assisting this transition if it were to transpire, mutual fund flows appear to show some signs of turning around, with Growth Funds potentially enjoying better inflows than Value Funds going forward.

     -- SUGGESTING A PREFERRED  SMALL CAP INVESTMENT  STRATEGY  CLOSELY  ALIGNED
        WITH KALMAR'S PHILOSOPHY AND RESEARCH STRENGTHS, NAMELY:

To own companies that actually will deliver intrinsic growth at reasonable valuations; to emphasize "better businesses" that can gain competitive advantage; and to focus on creating "investment opportunity" and avoiding "investment risk", while minimizing distraction from "market risk" and volatile market psychology.

ORGANIZATIONAL DEVELOPMENTS.

The entire Kalmar organization is hard at work to accomplish this strategy and is otherwise productive and stable as usual. Accordingly, we wish you a healthy, successful and productive summer.

Yours faithfully,

/s/ Ford B. Draper, Jr.

Ford B. Draper, Jr., President
KALMAR INVESTMENT ADVISERS

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

The indices mentioned here-in are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of these indices assumes no taxes, transaction costs, management fees or other expenses.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CALL 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Distributed by PFPC Distributors, Inc., 760 Moore Rd., King of Prussia, PA 19406





  1 Parallel Petroleum Corp. (1.9% OF THE FUND'S NET ASSETS)
  2 Core Laboratories (1.4% OF THE FUND'S NET ASSETS)
  3 SRA International (1.2% OF THE FUND'S NET ASSETS)
  4 Concur Technologies (0.3% OF THE FUND'S NET ASSETS)
  5 Hub International (0.5% OF THE FUND'S NET ASSETS)
  6 Aaron Rents (0.8% OF THE FUND'S NET ASSETS)

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             REPORT FROM MANAGEMENT -- CONCLUDED


      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 INDEX, THE RUSSELL 2000 GROWTH INDEX
                   AND THE LIPPER SMALL CAP GROWTH FUND INDEX

                              [LINE GRAPH OMITTED]
                     [EDGAR REPRESENTATION OF PLOT POINTS]

         Kalmar Small Cap Fund        Russell 2000          Lipper Small Cap Growth      Russell 2000 Growth
4/11/97 $10,000                       $10,000               $10,000                      $10,000
6/30/97  12,040                        11,530                11,756                       11,655
         14,880                        13,246                13,728                       13,627
         14,635                        12,802                12,562                       12,511
         15,746                        14,090                13,981                       13,997
6/30/98  14,891                        13,433                13,470                       13,193
         11,825                        10,727                10,256                       10,243
         13,513                        12,476                12,683                       12,664
         11,750                        11,799                12,270                       12,452
6/30/99  13,513                        13,634                14,019                       14,288
         12,787                        12,772                14,273                       13,585
         14,324                        15,128                20,440                       18,122
         16,247                        16,200                24,100                       19,804
6/30/00  17,176                        15,587                22,810                       18,344
         17,689                        15,760                22,450                       17,615
         16,573                        14,671                18,754                       14,057
         14,500                        13,717                15,215                       11,920
6/30/01  16,701                        15,677                17,751                       14,062
         13,451                        12,417                13,308                       10,114
         16,573                        15,036                16,322                       12,760
         16,766                        15,635                15,034                       12,510
6/30/02  15,883                        14,329                13,917                       10,546
         12,993                        11,262                11,202                        8,277
         13,835                        11,956                11,813                        8,898
         13,387                        11,419                11,372                        8,553
6/30/03  15,883                        14,094                14,028                       10,619
         17,483                        15,373                15,251                       11,730
         19,859                        17,606                17,102                       13,218
         20,732                        18,708                17,712                       13,956
6/30/04  21,081                        18,796                17,688                       13,969
         19,672                        18,259                16,496                       13,129
         22,403                        20,833                18,948                       15,109
         21,544                        19,720                17,966                       14,078
6/30/05  22,126                        20,572                18,718                       14,568
         23,304                        21,537                19,624                       15,488
         23,580                        21,781                19,959                       15,737
         26,134                        24,817                22,397                       17,297
6/30/06  24,051                        23,570                20,899                       16,692

------------------------------------------------------------------
                 AVERAGE ANNUAL RETURNS AS OF 6/30/06
                 ------------------------------------
                          1 YEAR       5 YEARS    SINCE INCEPTION*
                          ------       -------    ----------------
Kalmar Small Cap Fund      8.70%        7.57%           9.99%
Russell 2000              14.58%        8.50%           9.75%
Russell 2000 Growth       14.58%        3.49%           5.71%
Lipper Small Cap Growth   11.65%        3.32%           8.32%
------------------------------------------------------------------


* The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The Russell 2000 and the Russell 2000 Growth indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                FUND EXPENSE EXAMPLE (UNAUDITED)



As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                          KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                         ---------------------------------------------------------------------------
                                                                                                EXPENSES PAID DURING
                                         BEGINNING ACCOUNT VALUE     ENDING ACCOUNT VALUE         SIX MONTHS ENDING
                                             JANUARY 1, 2006            JUNE 30, 2006               JUNE 30, 2006*
                                         -----------------------     --------------------       --------------------
Actual                                        $1,000.00                  $1,020.00                    $6.56
Hypothetical (5% return before expenses)      $1,000.00                  $1,018.22                    $6.58

*Expenses are equal to the Fund's annualized expense ratio of 1.31% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.00% for the six-month period of January 1, 2006 to June 30, 2006.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                    PORTFOLIO HOLDINGS SUMMARY TABLE (UNAUDITED)
                                                                   JUNE 30, 2006


                                                     % OF
                                                      NET
                                                     ASSETS       VALUE
                                                     ------   ------------
Common Stock:
  Commercial Services                                 16.2%   $ 72,365,418
  Electronic Technology                               14.8      66,260,430
  Healthcare                                          12.5      55,862,947
  Technology Services                                 10.6      47,373,245
  Energy                                               9.8      43,923,568
  Retail Trade                                         9.5      42,649,753
  Consumer Services                                    6.0      26,915,790
  Finance                                              4.5      20,070,857
  Producer Manufacturing                               4.1      18,356,352
  Materials & Processing                               3.6      16,222,775
  Consumer Non-Durables                                2.6      11,740,699
  Transportation                                       2.1       9,366,336
  Communications                                       0.3       1,263,344
  Money Market Securities                              3.1      14,127,556
                                                     ------   ------------
Total Investments                                     99.7%    446,499,070
Other Assets & Liabilities, Net                        0.3       1,159,005
                                                     ------   ------------
NET ASSETS -- 100.0%                                 100.0%   $447,658,075
                                                     ======   ============




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             SCHEDULE OF INVESTMENTS (UNAUDITED)
                                                                   JUNE 30, 2006

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
COMMON STOCK -- 96.6%

COMMERCIAL SERVICES -- 16.2%
           ADVERTISING/MARKETING SERVICES -- 1.3%
           aQuantive, Inc.*.....................................................       102,125     $    2,586,826
           ValueClick, Inc.*....................................................       214,610          3,294,263
                                                                                                     ------------
                                                                                                        5,881,089
                                                                                                     ------------
           ENGINEERING/CONSTRUCTION -- 1.5%
           Chicago Bridge & Iron Co. N.V........................................       281,930          6,808,609
                                                                                                     ------------
           ENVIRONMENTAL SERVICES -- 1.1%
           Tetra Tech, Inc.*....................................................       261,700          4,642,558
                                                                                                     ------------
           FOOD DISTRIBUTORS -- 1.5%
           Performance Food Group Co.*..........................................       224,575          6,822,589
                                                                                                     ------------
           MEDICAL DISTRIBUTORS -- 1.6%
           PSS World Medical, Inc.*.............................................       413,850          7,304,453
                                                                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES -- 5.7%
           Concur Technologies, Inc.*...........................................        78,490          1,214,240
           Corrections Corporation of America*..................................       142,325          7,534,685
           CoStar Group, Inc.*..................................................        59,300          3,547,919
           Laureate Education, Inc.*............................................       151,275          6,448,853
           MAXIMUS, Inc.........................................................       113,050          2,617,108
           Navigant Consulting, Inc.*...........................................       185,500          4,201,575
                                                                                                     ------------
                                                                                                       25,564,380
                                                                                                     ------------
           PERSONNEL SERVICES -- 0.9%
           MPS Group, Inc.*.....................................................       253,750          3,821,475
                                                                                                     ------------
           WHOLESALE DISTRIBUTOR -- 2.6%
           MSC Industrial Direct Co., Inc. (A Shares)...........................       242,175         11,520,265
                                                                                                     ------------
           TOTAL COMMERCIAL SERVICES ...........................................                       72,365,418
                                                                                                     ------------




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006

                                                                                                        MARKET
                                                                                                         VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                      --------         ---------
COMMUNICATIONS -- 0.3%
           SPECIALTY TELECOMMUNICATIONS -- 0.3%
           Cbeyond Communications, Inc.*........................................        57,925       $  1,263,344
                                                                                                     ------------
           TOTAL COMMUNICATIONS ................................................                        1,263,344
                                                                                                     ------------
CONSUMER NON-DURABLES -- 2.6%
           APPAREL/FOOTWEAR -- 1.0%
           Carter's, Inc.*......................................................       166,650          4,404,559
                                                                                                     ------------
           BEVERAGES -- 0.8%
           Central European Distribution Corp.*.................................       150,675          3,790,983
                                                                                                     ------------
           HOUSEHOLD/PERSONAL CARE -- 0.8%
           Elizabeth Arden, Inc.*...............................................       198,275          3,545,157
                                                                                                     ------------
           TOTAL CONSUMER NON-DURABLES .........................................                       11,740,699
                                                                                                     ------------
CONSUMER SERVICES -- 6.0%
           CASINOS/GAMING -- 0.7%
           Penn National Gaming, Inc.*..........................................        78,200          3,032,596
                                                                                                     ------------
           OTHER CONSUMER SERVICES -- 2.0%
           DeVry, Inc.*.........................................................       190,925          4,194,622
           Life Time Fitness, Inc.*.............................................       104,725          4,845,626
                                                                                                     ------------
                                                                                                        9,040,248
                                                                                                     ------------
           RESTAURANTS -- 3.3%
           BJ's Restaurants, Inc.*..............................................       111,725          2,495,936
           Red Robin Gourmet Burgers, Inc.*.....................................       158,650          6,752,144
           Ruby Tuesday, Inc....................................................       155,225          3,789,042
           The Steak n Shake Co.* ..............................................       119,275          1,805,824
                                                                                                     ------------
                                                                                                       14,842,946
                                                                                                     ------------
           TOTAL CONSUMER SERVICES .............................................                       26,915,790
                                                                                                     ------------




                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
ELECTRONIC TECHNOLOGY -- 14.8%
           AEROSPACE & DEFENSE -- 1.5%
           Aeroflex, Inc.* .....................................................       555,225       $  6,479,476
                                                                                                     ------------
           COMPUTER COMMUNICATIONS -- 2.4%
           Avocent Corp.* ......................................................       329,011          8,636,539
           Ixia* ...............................................................       252,425          2,271,825
                                                                                                     ------------
                                                                                                       10,908,364
                                                                                                     ------------
           ELECTRONIC COMPONENTS -- 1.4%
           Benchmark Electronics, Inc.* ........................................       245,775          5,928,093
           RadiSys Corp.* ......................................................        20,970            460,501
                                                                                                     ------------
                                                                                                        6,388,594
                                                                                                     ------------
           ELECTRONIC EQUIPMENT/INSTRUMENTS -- 0.5%
           Intermec, Inc.* .....................................................        94,630          2,170,812
                                                                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT -- 3.8%
           ATMI, Inc.* .........................................................       260,750          6,419,665
           FEI Co.* ......... ..................................................       174,750          3,963,330
           Photon Dynamics, Inc.* ..............................................       155,984          1,952,920
           Tessera Technologies, Inc.* .........................................       172,575          4,745,812
                                                                                                     ------------
                                                                                                       17,081,727
                                                                                                     ------------
           SEMICONDUCTORS -- 1.5%
           Diodes, Inc.* .......................................................        65,650          2,720,536
           International Rectifier Corp.* ......................................       102,150          3,992,022
                                                                                                     ------------
                                                                                                        6,712,558
                                                                                                     ------------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
           TELECOMMUNICATIONS EQUIPMENT -- 3.7%
           NICE-Systems, Ltd. ADR*+.............................................       189,310       $  5,327,184
           Polycom, Inc.*.......................................................       241,845          5,301,242
           Symmetricom, Inc.*...................................................       351,960          2,488,357
           Tekelec*.............................................................       275,475          3,402,116
                                                                                                     ------------
                                                                                                       16,518,899
                                                                                                     ------------
           TOTAL ELECTRONIC TECHNOLOGY .........................................                       66,260,430
                                                                                                     ------------
ENERGY -- 9.8%
           CONTRACT DRILLING -- 1.3%
           Atwood Oceanics, Inc.*...............................................        89,400          4,434,240
           Union Drilling, Inc.*................................................        89,850          1,335,171
                                                                                                     ------------
                                                                                                        5,769,411
                                                                                                     ------------
           OIL & GAS PRODUCTION -- 7.1%
           Delta Petroleum Corp.*...............................................       307,605          5,269,274
           Duvernay Oil Corp.*..................................................        73,650          2,595,399
           Niko Resources, Ltd..................................................        96,325          5,460,236
           Parallel Petroleum Corp.*............................................       337,600          8,342,096
           Ultra Petroleum Corp.*...............................................       169,875         10,068,491
                                                                                                     ------------
                                                                                                       31,735,496
                                                                                                     ------------
           OILFIELD SERVICES/EQUIPMENT -- 1.4%
           Core Laboratories N.V.*..............................................       105,155          6,418,661
                                                                                                     ------------
           TOTAL ENERGY                                                                                43,923,568
                                                                                                     ------------
FINANCE -- 4.5%
           FINANCE/RENTAL/LEASING -- 2.5%
           Aaron Rents, Inc.* ..................................................       125,875          3,383,520
           Mobile Mini, Inc.* ..................................................       267,050          7,813,883
                                                                                                     ------------
                                                                                                       11,197,403
                                                                                                     ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006


                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
           INSURANCE BROKERS/SERVICES -- 1.5%
           ChoicePoint, Inc.* ..................................................       107,441       $  4,487,811
           Hub International, Ltd. .............................................        88,050          2,307,790
                                                                                                     ------------
                                                                                                        6,795,601
                                                                                                     ------------
           REGIONAL BANKS -- 0.5%
           Boston Private Financial Holdings, Inc...............................        74,475          2,077,853
                                                                                                     ------------
           TOTAL FINANCE .......................................................                       20,070,857
                                                                                                     ------------
HEALTHCARE -- 12.5%
           BIOTECHNOLOGY -- 0.4%
           Martek Biosciences Corp.*............................................        63,075          1,826,021
                                                                                                     ------------
           HOSPITAL/NURSING MANAGEMENT -- 1.4%
           United Surgical Partners International, Inc.*........................       210,495          6,329,585
                                                                                                     ------------
           MEDICAL SPECIALTIES -- 7.5%
           Analogic Corp........................................................        92,750          4,323,077
           Intermagnetics General Corp.*........................................       279,562          7,542,583
           ResMed, Inc.*........................................................       185,400          8,704,530
           Respironics, Inc.*...................................................       214,575          7,342,757
           SonoSite, Inc.*......................................................       146,150          5,705,696
                                                                                                     ------------
                                                                                                       33,618,643
                                                                                                     ------------
           PHARMACEUTICALS: OTHER -- 0.3%
           Connetics Corp.*.....................................................       113,925          1,339,758
                                                                                                     ------------
           SERVICES TO THE HEALTH INDUSTRY -- 2.9%
           Covance, Inc.*.......................................................       157,575          9,646,741
           Emageon, Inc.*.......................................................       212,625          3,102,199
                                                                                                     ------------
                                                                                                       12,748,940
                                                                                                     ------------
           TOTAL HEALTHCARE ....................................................                       55,862,947
                                                                                                     ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006


                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
MATERIALS & PROCESSING -- 3.6%
           CHEMICALS: AGRICULTURAL -- 0.6%
           American Vanguard Corp...............................................       158,266       $  2,449,958
                                                                                                     ------------
           CHEMICALS: SPECIALTY -- 1.7%
           Albemarle Corp.......................................................       163,100          7,809,228
                                                                                                     ------------
           INDUSTRIAL SPECIALTIES -- 1.3%
           Rogers Corp.*........................................................       105,850          5,963,589
                                                                                                     ------------
           TOTAL MATERIALS & PROCESSING ........................................                       16,222,775
                                                                                                     ------------
PRODUCER MANUFACTURING -- 4.1%
           AUTO PARTS: OEM -- 0.6%
           Gentex Corp..........................................................       188,200          2,634,800
                                                                                                     ------------
           BUILDING PRODUCTS -- 0.6%
           NCI Building Systems, Inc.*..........................................        53,350          2,836,620
                                                                                                     ------------
           INDUSTRIAL MACHINERY -- 1.0%
           Actuant Corp. (A Shares).............................................        91,478          4,569,326
                                                                                                     ------------
           MISCELLANEOUS MANUFACTURING -- 1.9%
           Carlisle Cos., Inc. .................................................        43,575          3,455,497
           Pentair, Inc...... ..................................................       142,150          4,860,109
                                                                                                     ------------
                                                                                                        8,315,606
                                                                                                     ------------
           TOTAL PRODUCER MANUFACTURING                                                                18,356,352
                                                                                                     ------------
RETAIL TRADE -- 9.5%
           CATALOG/SPECIALTY DISTRIBUTION -- 3.9%
           Coldwater Creek, Inc.* ..............................................       324,582          8,685,814
           Insight Enterprises, Inc.* ..........................................       447,712          8,528,914
                                                                                                     ------------
                                                                                                       17,214,728
                                                                                                     ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006


                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
           DISCOUNT STORES -- 0.6%
           Fred's, Inc..........................................................       211,500       $  2,823,525
                                                                                                     ------------
           INTERNET RETAIL -- 1.6%
           1-800-FLOWERS.COM, Inc. (A Shares)*..................................       149,100            860,307
           GameStop Corp. (A Shares)*...........................................       154,350          6,482,700
                                                                                                     ------------
                                                                                                        7,343,007
                                                                                                     ------------
           SPECIALTY STORES -- 3.4%
           MarineMax, Inc.*.....................................................        55,950          1,467,568
           Michaels Stores, Inc.................................................       117,700          4,853,948
           O'Reilly Automotive, Inc.*...........................................       106,150          3,310,819
           Tractor Supply Co.*..................................................       101,975          5,636,158
                                                                                                     ------------
                                                                                                       15,268,493
                                                                                                     ------------
           TOTAL RETAIL TRADE ..................................................                       42,649,753
                                                                                                     ------------
TECHNOLOGY SERVICES -- 10.6%
           DATA PROCESSING SERVICES -- 4.5%
           Acxiom Corp..........................................................       153,195          3,829,875
           Alliance Data Systems Corp.*.........................................       112,575          6,621,662
           Ceridian Corp.*......................................................       247,350          6,045,234
           Hewitt Associates, Inc. (A Shares)*..................................       161,475          3,629,958
                                                                                                     ------------
                                                                                                       20,126,729
                                                                                                     ------------
           INFORMATION TECHNOLOGY SERVICES -- 2.8%
           Mantech International Corp. (A Shares)*..............................        61,250          1,890,175
           NCI, Inc. (A Shares)*................................................       135,400          1,773,740
           SI International, Inc.*..............................................       104,375          3,200,138
           SRA International, Inc. (A Shares)*..................................       207,880          5,535,844
                                                                                                     ------------
                                                                                                       12,399,897
                                                                                                     ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONTINUED
                                                                   JUNE 30, 2006

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
           INTERNET SOFTWARE/SERVICES -- 3.0%
           Digitas, Inc.*.......................................................       352,050       $  4,090,821
           Online Resources Corp.*..............................................       138,000          1,426,920
           Progress Software Corp.*.............................................       176,000          4,120,160
           RightNow Technologies, Inc.*.........................................       220,415          3,676,522
                                                                                                     ------------
                                                                                                       13,314,423
                                                                                                     ------------
           PACKAGED SOFTWARE -- 0.3%
           OPNET Technologies, Inc.*............................................       118,225          1,532,196
                                                                                                     ------------
           TOTAL TECHNOLOGY SERVICES ...........................................                       47,373,245
                                                                                                     ------------
TRANSPORTATION -- 2.1%
           AIR FREIGHT/COURIERS -- 0.8%
           UTI Worldwide, Inc. .................................................       148,200          3,739,086
                                                                                                     ------------
           MARINE SHIPPING -- 1.3%
           Tidewater, Inc. .....................................................       114,375          5,627,250
                                                                                                     ------------
           TOTAL TRANSPORTATION ................................................                        9,366,336
                                                                                                     ------------
           TOTAL COMMON STOCK (COST $307,934,951) ..............................                      432,371,514
                                                                                                     ------------



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                SCHEDULE OF INVESTMENTS (UNAUDITED) -- CONCLUDED
                                                                   JUNE 30, 2006

                                                                                                       MARKET
                                                                                                        VALUE
                                                                                      SHARES          (NOTE 2)
                                                                                     --------         ---------
MONEY MARKET SECURITIES -- 3.1%
MONEY MARKET FUNDS -- 3.1%
           BlackRock Liquidity Funds TempCash Portfolio                              7,063,778       $  7,063,778
           BlackRock Liquidity Funds TempFund Portfolio                              7,063,778          7,063,778
                                                                                                     ------------
TOTAL MONEY MARKET SECURITIES (COST $14,127,556)................................                       14,127,556
                                                                                                     ------------
TOTAL INVESTMENTS (Cost $322,062,507) -- 99.7% .................................                      446,499,070

OTHER ASSETS & LIABILITIES, NET -- 0.3% ........................................                        1,159,005
                                                                                                     ------------
NET ASSETS -- 100.0% ...........................................................                     $447,658,075
                                                                                                     ============

* Non-income producing security
+ ADR - American Depository Receipt






                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             STATEMENT OF ASSETS AND LIABILITIES


                                                                                                         AS OF
                                                                                                     JUNE 30, 2006
                                                                                                      (UNAUDITED)
                                                                                                     -------------
ASSETS:
Investment in securities, at market value
  (Cost $322,062,507).........................................................................         $446,499,070
Receivables for:
  Capital shares subscribed...................................................................              386,964
  Investment securities sold..................................................................            5,224,442
  Dividends...................................................................................              160,534
Other assets..................................................................................               29,461
                                                                                                       ------------
  Total Assets................................................................................          452,300,471
                                                                                                       ------------

LIABILITIES:
Payables for:
  Capital shares redeemed.....................................................................              537,122
  Investment securities purchased.............................................................            3,557,861
  Advisory fee ...............................................................................              366,542
  Trustees fees ..............................................................................               36,384
  Accrued expenses............................................................................              144,487
                                                                                                       ------------
  Total Liabilities...........................................................................            4,642,396
                                                                                                       ------------
NET ASSETS ...................................................................................         $447,658,075
                                                                                                       ============

NET ASSETS CONSISTED OF:
Shares of beneficial interest ................................................................         $    265,524
Additional paid-in capital....................................................................          311,501,737
Accumulated net investment loss...............................................................           (1,872,932)
Accumulated net realized gain on investments..................................................           13,327,183
Net unrealized appreciation on investments....................................................          124,436,563
                                                                                                       ------------

NET ASSETS FOR 26,552,357 SHARES OUTSTANDING..................................................         $447,658,075
                                                                                                       ============

NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($447,658,075 / 26,552,357 outstanding shares of beneficial interest,
  $0.01 par value, unlimited authorized shares)...............................................         $      16.86
                                                                                                       ============



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                         STATEMENT OF OPERATIONS


                                                                                 FOR THE
                                                                             SIX-MONTH PERIOD
                                                                           ENDED JUNE 30, 2006
                                                                               (UNAUDITED)
                                                                           -------------------
INVESTMENT INCOME:
Dividends (net of $5,308 foreign taxes withheld) .....................         $  1,114,985
                                                                               ------------
   Total income.......................................................            1,114,985
                                                                               ------------

EXPENSES:
   Advisory fees (Note 4).............................................            2,286,990
   Accounting and administration fees (Note 4)........................              248,362
   Transfer agent fees (Note 4).......................................              229,322
   Compliance service fees............................................               44,088
   Legal fees.........................................................               43,698
   Trustees' fees.....................................................               27,597
   Printing & shareholder report fees.................................               26,125
   Custodian fees (Note 4)............................................               18,835
   Registration fees..................................................               18,647
   Audit fees.........................................................               13,749
   Miscellaneous......................................................               30,504
                                                                               ------------
      Total expenses..................................................            2,987,917
                                                                               ------------

NET INVESTMENT LOSS...................................................           (1,872,932)
                                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
   Net realized gain from investments ................................           13,333,365
   Net change in unrealized appreciation on investments...............           (4,617,847)
                                                                               ------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS ....................            8,715,518
                                                                               ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................         $  6,842,586
                                                                               ============


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                             STATEMENTS OF CHANGES IN NET ASSETS


                                                                                FOR THE
                                                                            SIX MONTHS ENDED    FOR THE FISCAL
                                                                              JUNE 30, 2006        YEAR ENDED
                                                                                (UNAUDITED)     DECEMBER 31, 2005
                                                                            ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment loss..................................................         $ (1,872,932)         $ (3,071,360)
  Net realized gain from investments...................................           13,333,365            12,019,531
  Net change in unrealized appreciation on investments.................           (4,617,847)           12,787,219
                                                                                ------------          ------------
     Net increase in net assets resulting from operations..............            6,842,586            21,735,390
                                                                                ------------          ------------
DISTRIBUTION TO SHAREHOLDERS:
  Net realized gains...................................................                   --           (12,016,373)
                                                                                ------------          ------------
SHARE TRANSACTIONS (A):
  Proceeds from shares sold............................................           68,136,786           105,405,994
  Proceeds from shares reinvested......................................                   --            10,419,158
  Cost of shares redeemed..............................................          (50,659,103)          (76,139,633)
                                                                                ------------          ------------
     Net increase in net assets from share transactions................           17,477,683            39,685,519
                                                                                ------------          ------------
TOTAL INCREASE IN NET ASSETS...........................................           24,320,269            49,404,536
NET ASSETS:
  Beginning of period..................................................          423,337,806           373,933,270
                                                                                ------------          ------------
  End of period* ......................................................         $447,658,075          $423,337,806
                                                                                ============          ============

(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
  Shares sold..........................................................            3,875,300             6,556,644
  Shares reinvested....................................................                   --               627,660
  Shares redeemed......................................................           (2,930,170)           (4,697,597)
                                                                                ------------          ------------
  Net increase in shares...............................................              945,130             2,486,707

  Shares outstanding - Beginning of period ............................           25,607,227            23,120,520
                                                                                ------------          ------------
  Shares outstanding - End of period ..................................           26,552,357            25,607,227
                                                                                ============          ============

*Includes accumulated net investment loss of $(1,872,932) and $0 for the six months ended June 30, 2006 and for the year ended December 31, 2005, respectively.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                            FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED             FOR THE YEAR ENDED DECEMBER 31
                                      JUNE 30, 2006  ----------------------------------------------------
                                       (UNAUDITED)     2005       2004       2003       2002       2001
                                      -------------  --------   --------   ---------  --------   --------
Net asset value at beginning
  of period ......................      $  16.53     $  16.17   $  14.80   $   10.81  $  12.95   $  12.95
                                        --------     --------   --------   ---------  --------   --------
INVESTMENT OPERATIONS
Net investment loss...............         (0.07)       (0.12)     (0.12)     (0.13)     (0.12)     (0.12)

Net realized and
  unrealized gain (loss) on
  investments ....................          0.40         0.97       2.02       4.84      (2.02)      0.12
                                        --------     --------   --------   ---------  --------   --------
Total from investment operations..          0.33         0.85       1.90       4.71      (2.14)        --
                                        --------     --------   --------   ---------  --------   --------
DISTRIBUTIONS
From net realized gain on
  investments ....................            --        (0.49)     (0.53)     (0.72)        --         --
                                        --------     --------   --------   ---------  --------   --------

Total distributions...............            --        (0.49)     (0.53)     (0.72)        --         --
                                        --------     --------   --------   ---------  --------   --------
Net asset value at end of period..      $  16.86     $  16.53   $  16.17   $  14.80   $  10.81   $  12.95
                                        ========     ========   ========   ========   ========   ========
Total return......................         2.00%        5.26%     12.81%     43.54%   (16.53)%      0.00%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets....         1.31%*       1.29%      1.27%      1.26%      1.23%      1.23%
Net investment loss to average
  net assets .....................       (0.82)%*     (0.79)%    (0.90)%    (1.03)%    (1.03)%    (0.96)%
Portfolio turnover rate ..........        19.57%**     29.51%     23.05%     46.07%     40.50%     47.38%
Net assets at end of period
  (000's omitted) ................      $447,658     $423,338   $373,933   $270,161   $170,059   $208,097

 *Annualized
**Not Annualized


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION. The Kalmar "Growth-With-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2.  SIGNIFICANT   ACCOUNTING  POLICIES.  The  following  is  a  summary  of  the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. At June 30, 2006, the tax cost and related gross unrealized appreciation and depreciation were as follows:

       Cost of investments for tax purposes..............    $322,068,690*
                                                             ------------
       Gross tax unrealized appreciation.................    $137,677,123
       Gross tax unrealized depreciation.................    (13,246,743)
                                                             ------------
       Net tax unrealized appreciation on investments....    $124,430,380
                                                             ============

*The difference between book-basis and tax-basis is attributable to the tax deferral of losses on wash sales.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

TRANSFERS IN-KIND. Upon the Fund's commencement of investment operations, a number of separately managed accounts managed by Kalmar Investment Advisers transferred to the Fund appreciated securities in exchange for Fund shares. These exchanges were conducted on a tax free basis, whereby for purposes of accounting principles generally accepted in the United States, the book cost of any securities transferred in-kind to the Fund is equal to the market value of such securities on their respective dates of contribution to the Fund. For tax purposes, the cost of those securities transferred in-kind to the Fund is equal to the historical cost and tax cost to the Fund. This permanent book/tax difference will cause a difference in book realized capital gains and losses and tax realized capital gains and losses. These differences will be reclassified into paid in capital when realized.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3.  PURCHASES  AND SALES OF INVESTMENT  SECURITIES.  During the six months ended
June  30,  2006,  purchases  and  sales  of  investment   securities  (excluding
short-term investments) aggregated as follows:

         Purchases ..................................      $93,150,136
         Sales ......................................       56,037,766

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc. serves as administrator and accounting services agent for the Trust pursuant to an
Administration   and  Accounting   Services   Agreement  with  the  Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                          NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONCLUDED


PFPC Trust Company, an affiliate of PFPC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust. Certain Trustees and officers of the Trust are also officers of the Adviser.

5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                                               DECEMBER 31, 2005    DECEMBER 31, 2004
                                                               -----------------    -----------------
Distributions paid from:
 Ordinary income ...........................................     $        --           $        --
 Long-term capital gain ....................................      12,016,373            11,763,930
                                                                 -----------           -----------
                                                                  12,016,373           $11,763,930
                                                                 ===========           ===========

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is primarily attributable to a permanent difference due to a net operating loss and has been reclassified to the accounts in the chart below as of December 31, 2005.


                                               UNDISTRIBUTED NET
                  PAID-IN CAPITAL         INVESTMENT INCOME/(LOSS)
                  ---------------         -------------------------
                    $(3,071,360)                  $3,071,360

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS. In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006.

The Fund is in the process of evaluating the effect, if any, of the adoption of FIN 48 on the financial statements.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
===================
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                       OTHER MATTERS (UNAUDITED)



1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2005 to June 30, 2006 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website WWW.SEC.GOV. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                               BARLEY MILL HOUSE
                               3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM


                                   DISTRIBUTOR
                            PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406


                              SHAREHOLDER SERVICES
                                   PFPC INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940


                                    CUSTODIAN
                               PFPC TRUST COMPANY
                              THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153


                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM



KL12 - 6/06



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


         (a)(1)   Not applicable.

         (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3)   Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     August 30, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date     August 30, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date     August 30, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.